Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

Skyline Group and its subsidiaries resulting from Reorganization has always been under the common control of the same controlling shareholder before and after the Reorganization. The consolidation of Skyline Group and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.

The consolidated financial statements include the financial statements of Skyline Group and its wholly owned subsidiaries. All intercompany transactions and balances among Skyline Group and its subsidiaries have been eliminated upon consolidation.

Use of Estimates and Assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and judgments are based on historical information, information that is currently available to the Company and on various other assumptions that the Company believes to be reasonable under the circumstances. Significant estimates required to be made by management, include, but are not limited to, the expected credit loss provision, the determination of the useful lives of property, plant and equipment, impairment of long-lived assets, allowance for deferred tax assets, discount rate used in calculation in right-of-use assets, net, operating lease liabilities, finance lease liabilities and contingencies. Actual results could differ from those estimates. The Company evaluates these estimates on an ongoing basis and revises estimates as circumstances change. The Company bases its estimates on historical experience, anticipated results, trends, and other various assumptions that it believes are reasonable.

Foreign Currency Translation and transaction

The Company’s principal country of operations is Hong Kong. The consolidated financial position and results of its operations are determined using Hong Kong Dollars (“HK$”), the local currency, as the functional currency of Skyline Group, Skyline Builders (BVI) Holding Limited and Kin Chiu. The Company’s consolidated financial statements are reported using the U.S. Dollars (“US$” or “$”). The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the consolidated balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income included in consolidated statements of shareholders’ equity. Gains and losses from foreign currency transactions are included in the Company’s consolidated statements of operations and comprehensive income.

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

	2025	2024
Year-end spot rate	$1 = HK$7.7800	$1 = HK$7.8250
Average rate	$1 = HK$7.7923	$1 = HK$7.8263

Fair Value of Financial Instruments

The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, accounts receivable, other current assets, accounts payable, bank and other borrowings, due to related parties and accrued expenses and other current liabilities, approximate their fair values because of the short maturity of these instruments and market rates of interest.

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1	—	Quoted prices in active markets for identical assets and liabilities.

Level 2	—	Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3	—	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The carrying amounts of the Company’s cash and cash equivalents, accounts receivable, other current assets, accounts payable, bank and other borrowings, due to related parties and accrued expenses and other current liabilities approximated their fair values as of March 31, 2025 and 2024 due to their short-term nature.

Cash surrender value of life insurance policies are classified as Level 2. The fair value of the life insurance policies was determined by the underwriting insurance company’s valuation models and represents the guaranteed value the Company would receive upon surrender of these policies as of the reporting date.

Investment Under the Equity Method

A joint venture is a contractual arrangement whereby the Company and other parties undertake an economic activity through a jointly controlled entity. Joint control exists when strategic, financial and operating policy decisions relating to the activities require the unanimous consent of the parties sharing control. Joint ventures are accounted for using the equity method.

Under the equity method of accounting, the investment is initially recorded at cost, including transaction costs incurred to acquire the investment, and thereafter adjusted for additional investments, distributions, and the proportionate share of earnings or losses of the affiliates. The Company’s equity method investment is reviewed for impairment whenever events or changes in circumstances indicate that an other-than-temporary decline in value may have occurred. If it is determined that a loss in value of the equity method investment is other than temporary, an impairment loss is measured based on the excess of the carrying amount of an investment over its estimated fair value. Impairment analyses are based on current plans, intended holding periods, and available information at the time the analysis is prepared.

Cash and cash equivalents

All highly liquid instruments with original maturities of three months or less are prepared on the consolidated financial statements as cash equivalents. The Company maintains a centralized cash management system whereby our excess cash balances are invested in high quality short-term money market instruments, which are considered cash equivalents. The cash balances are maintained in certain Hong Kong based domestic bank accounts that exceed federally insured limits. As of March 31, 2025, and 2024, the cash equivalents amounted to US$nil and US$nil, respectively.

Accounts Receivable, net

Accounts receivable from public civil engineering work are recognized and carried at the original invoiced amount, net of expected credit losses. Payment is typically received between 14 and 90 days after invoicing.

The Company established the provision at differing rates and are based upon the age of the trade receivable, the Company’s historical collection experience in each customer and management’s best estimate of specific losses on individual exposures, where appropriate. Specific customer provisions are made when a review of significant outstanding amounts, utilizing information about customer creditworthiness and current economic trends, indicates that collection is doubtful. The Company regularly reviews the adequacy and appropriateness of the allowance for expected credit losses. The receivables are written off after all collection efforts have ceased. As of March 31, 2025, and 2024, there were US$303,925 and US$116,567 allowances for expected losses recognized related to accounts receivable, respectively.

Prepayments

Prepayments represent advance payments made to the service providers for future services. Prepayments are short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired. The Company considers the assets to be impaired if the realizability of the prepayments becomes doubtful. As of March 31, 2025 and 2024, no allowance of impairment was recorded as the Company considers all of the prepayments realizable.

Investment in key management insurance policy

The Company invests in a key management insurance policy which is a life insurance policy. The key management insurance policy is initially recognized at the amount of premium paid, and subsequently measured at the end of each reporting period at the cash surrender value that could be realized under the insurance policy, which is primarily based on the guaranteed cash value stated on the annual statement from the insurance company. Changes to the cash surrender value at the end of each reporting period will be recognized in other income or other expenses in the consolidated statements of operations and comprehensive income. Any gain or loss on the derecognition of the investment in the event of death of the insured person, the surrender of the policy, or upon the maturity of the policy, will be recognized in other income or other expenses in the consolidated statements of operations and comprehensive income.

Property, plant and Equipment, net

Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is provided for on a straight-line basis over the estimated useful lives of the related assets as follows:

Furniture and fixture	4-5 years
Machineries	4-10 years
Motor vehicles	5 years
Leasehold improvements	Over the lease terms

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of operations and comprehensive income in other income or expenses.

The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Impairment of Long-Lived Assets

The Company reviews the recoverability of its long-lived assets, such as property, plant and equipment and right-of-use assets, whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. There were no impairment losses on long-lived assets for the years ended March 31, 2025 and 2024.

Lease

The Company applies the provisions of ASC Topic 842, Leases which requires lessees to recognize lease assets and lease liabilities on the consolidated balance sheet. The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. The Company determines whether an arrangement is or contain a lease at inception. A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. A lease is classified as a finance lease when the lease meets any of the following criteria at lease commencement:

(a)	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.

(b)	The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.

(c)	The lease term is for the major part of the remaining economic life of the underlying asset. However, if the commencement date falls at or near the end of the economic life of the underlying asset, this criterion shall not be used for purposes of classifying the lease.

(d)	The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset.

(e)	The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company must discount lease payments based on an estimate of its incremental borrowing rate.

Right-of-use Assets

The Company’s right-of-use assets consist of leased assets recognized in accordance with ASC 842, Leases, which requires lessees to recognize a lease liability and a corresponding lease asset for virtually all lease contracts. Right-of-use assets represent the Company’s right to use an underlying asset for the lease term and lease liability represents the Company’s obligation to make lease payments arising from the lease, both of which are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date. The Company determines the lease term by agreement with lessor. In cases where the lease does not provide an implicit interest rate, the Company uses the Company’s incremental borrowing rate based on the information available at commencement date in determining the present value of future payments.

Revenue Recognition

Revenue is recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation.

The Company enters into agreements with clients that create enforceable rights and obligations and for which it is probable that the Company will collect the consideration to which it will be entitled as services transfer to the customer. It is customary practice for the Company to have the agreements with its customers in writing, orally, or in accordance with other customary business practices. The Company recognizes revenue when (or as) a performance obligation is satisfied, i.e. when “control” of the goods or services underlying the particular performance obligation is transferred to customers.

Control of the good or service may be transferred over time or at a point in time. Control of the good or service is transferred over time if one of the following criteria is met:

●	the customer simultaneously receives and consumes the benefits provided by the Company’s performance as the Company performs;

●	the Company’s performance creates and enhances an asset that the customer controls as the Company performs; or

●	the Company’s performance does not create an asset with an alternative use to the Company and the Company has an enforceable right to payment for performance completed to date.

If the control of the good or service transfers over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of the relevant performance obligation. Otherwise, revenue is recognized at a point in time when customer obtains control of the distinct good or service.

Revenue is measured based on the consideration specified in a contract with a customer. The Company recognizes revenue when it transfers control of service to a customer.

The Company performs public civil engineering works, including road and drainage works, under master construction agreements and other contracts with customer-specified requirements. These construction services are provided solely for the benefit of our customers, as the assets being created or maintained are controlled by them, and the services we provide have no alternative use to us. The performance obligation is satisfied when control of the promised goods or services is transferred to the customer over time, aligning with the ongoing services provided, with customers simultaneously receiving and benefiting from the Company’s work.

Contracts which include construction services are generally accounted for as a single deliverable (a single performance obligation) and are no longer segmented between types of services. The Company has not bundled any goods or services that are not considered distinct.

Revenue from public civil engineering works is recognized over time, using the output method based on surveys of completed work. These surveys are certified by architects, surveyors, or other customer-appointed representatives, or are estimated with reference to the progress payment applications submitted by the Company to the customer.

The certification formalizes the progress of work transferred to the customer, based on the transfer of control during construction, as the customer continuously receives and controls the work-in-progress. Management believes the output method accurately reflects the Company’s performance in fulfilling these obligations.

For contracts that contain variable consideration (variation order of construction work), the Company estimates the amount of consideration to which it will be entitled using the expected value method, which better predicts the amount of consideration to which the Company will be entitled. The estimated amount of variable consideration is included in the transaction price only to the extent that it is highly probable that such an inclusion will not result in a significant revenue reversal in the future when the uncertainty associated with the variable consideration is subsequently resolved.

Based on the Company’s historical warranty experience and the limited warranty period offered, management concluded that the warranty obligation is not significant. The typical contract length of the Company entered from the date of original contract ranges from 3 months to 73 months.

Contracted but not yet recognized revenue was approximately US$56,361,136 and US$47,889,729 as of March 31, 2025 and 2024, respectively.

The transaction price allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at March 31, 2025 and 2024 and the expected timing of recognizing revenue are as follows:

	2025	2024
Within one year	$37,935,694	$37,435,203
More than one year but not more than two years	15,308,438	8,664,731
More than two years	3,117,004	1,789,795
	$56,361,136	$47,889,729

At the end of each reporting period, the Company updates the estimated transaction price (including updating its assessment of whether an estimate of variable consideration is constrained) to represent faithfully the circumstances present at the end of the reporting period and the changes in circumstances during the reporting period.

The Company recognizes claims against vendors, sub-consultants, subcontractors and others as a reduction in costs when the contract establishes enforceability, and the amounts of recovery are reasonably estimable and probable. Reduction in costs are recognized at the lesser of the amount management expects to recover or costs incurred.

Contract Assets and Contract Liabilities

The Company has enforceable rights to consideration from customers for the provision of roads and drainage services. Contract assets arise when the Company completed the public civil engineering works under relevant contracts but yet to be certified by independent surveyors appointed by customers.

The Company’s contract assets are converted to account receivables on an ongoing basis, upon being certified by independent surveyor's appointed by customers.

Retention receivables, included in contract assets, represent the amounts withheld from billings pursuant to provisions in the contracts and may not be paid until the completion of specific tasks or the completion of the project. Retention receivables may also be subject to restrictive conditions such as performance guarantees.

A contract liability represents the Company’s obligation to transfer goods or services to a customer for which the Company has received consideration (or an amount of consideration is due) from the customer.

Cost of Revenue

The Company’s cost of revenue is primarily comprised of the subcontracting costs, staff costs and materials costs. These costs are expensed as incurred.

Employee Benefit Plan

Employees of the Company located in Hong Kong participate in a compulsory saving scheme (pension fund) for the retirement of residents in Hong Kong. Employees are required to contribute monthly to mandatory provident fund schemes provided by approved private organizations, according to their salaries and the period of employment.

For defined benefit plans, the Company recognizes the funded status of the plan in the consolidated balance sheet and records changes in the funded status through other comprehensive income in the period in which they occur.

Net periodic pension cost includes service cost, interest cost, expected return on plan assets, amortization of prior service cost, and actuarial gains or losses. Service cost is presented in operating expenses, while other components are included in other income (expense).

Assumptions used in the measurement of pension obligations include discount rates, expected return on plan assets, and rate of compensation increases. These assumptions are reviewed annually and updated as appropriate. Changes in estimates are accounted for prospectively in accordance with ASC 250.

The Company is required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. Total expenses for the plan were US$279,926, US$415,011 and US$386,119 for the years ended March 31, 2025, 2024 and 2023, respectively.

Income Taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company believes there were no uncertain tax positions at March 31, 2025 and 2024, respectively. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months. The Company is not currently under examination by an income tax authority, nor has been notified that an examination is contemplated.

Earnings Per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing income available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. As of March 31, 2025, 2024 and 2023, there were no dilutive shares.

Comprehensive Income

Comprehensive income consists of two components, net income and other comprehensive income. Other comprehensive income refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive income consists of foreign currency translation adjustment resulting from the Company translating its consolidated financial statements from functional currency into reporting currency.

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Company’s consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Related parties

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence, such as a family member or relative, shareholder, or a related corporation.

Financial Instruments Risks

Currency Risk

The Company’s operating activities are transacted in HK$. Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities and net investments in foreign operations. The Company considers the foreign exchange risk in relation to transactions denominated in HK$ with respect to US$ is not significant as HK$ is pegged to US$.

Concentration and Credit Risk

Financial instruments that potentially subject the Company to the concentration of credit risks consist of cash and cash equivalents and accounts receivable. The maximum exposures of such assets to credit risk are their carrying amounts as of the balance sheet dates. The Company deposits its cash and cash equivalents with financial institutions located in Hong Kong. As of March 31, 2025 and 2024, US$718,625 and US$323,595 were deposited with financial institutions located in Hong Kong. The Deposit Protection Scheme introduced by the Hong Kong Government insured each depositor at one bank for a maximum amount of US$102,828 (HK$800,000) and US$63,898 (HK$500,000) as of March 31, 2025 and 2024, respectively. Otherwise, the balances of US$512,597 and US$257,219 are not covered by insurance as of March 31, 2025 and 2024, respectively. The Company believes that no significant credit risk exists as these financial institutions have high credit quality and the Company has not incurred any losses related to such deposits.

For the credit risk related to accounts receivable and contract assets, the Company performs periodic credit evaluations of its customers’ financial condition and generally does not require collateral. The Company establishes an allowance for credit losses based upon estimates, factors surrounding the credit risk of specific customers and other information. The management believes that its contract acceptance, billing, and collection policies are adequate to minimize material credit risk. Application for progress payment of contract works is made on a regular basis. The Company seeks to maintain strict control over its outstanding receivables. Overdue balances are reviewed regularly by management.

For the years ended March 31, 2025 and 2024, all of the Company’s assets were located in Hong Kong and all of the Company’s revenue were derived from its operation in Hong Kong. The Company has a concentration of its revenue and accounts receivable with specific customers.

For the year ended March 31, 2025, five customers accounted for approximately 31.1%, 18.6%, 12.0%, 10.8% and 10.2% of the Company’s total revenue. For the year ended March 31, 2024, four customers accounted for approximately 33.4%, 14.7%, 14.1% and 13.9% of the Company’s total revenue. For the year ended March 31, 2023, two customers accounted for approximately 39.8% and 20.1% of the Company’s total revenue.

As of March 31, 2025, five customers’ accounts receivable accounted for 27.7%, 19.9%, 17.0% , 13.6% and 12.8% of the total accounts receivable, net. As of March 31, 2024, three customers’ accounts receivable accounted for 39.1%, 33.3% and 23.8% of the total accounts receivable, net.

As of March 31, 2025, five customers’ contract assets accounted for 21.3%, 18.5%, 14.9%, 12.5% and 10.1% of the total contract assets, net. As of March 31, 2024, three customers’ contract assets accounted for 29.2%, 28.6% and 23.1% of the total contract assets, net.

For the year ended March 31, 2025, three suppliers accounted for approximately 31.8%, 16.8% and 11.1% of the Company’s total cost of revenue. For the year ended March 31, 2024, two suppliers accounted for approximately 38.1% and 12.6% of the Company’s total cost of revenue. For the year ended March 31, 2023, three suppliers accounted for approximately 15.8%, 13.1% and 11.5% of the Company’s total cost of revenue.

As of March 31, 2025, two supplier’s accounts payable accounted for approximately 31.7% and 14.3% of the total accounts payable. As of March 31, 2024, one supplier’s accounts payable accounted for approximately 21.1% of the total accounts payable.

Interest rate risk

The following table details the interest rate profile of the Company’s borrowings of March 31, 2025 and 2024:

	2025	2024
Fixed rate borrowings:
Bank and other borrowings	$514,138	$—
Finance lease liabilities, current	56,795	184,280
Finance lease liabilities, non-current	—	56,469

Floating rate borrowings:
Bank and other borrowings	11,530,297	10,928,069

Fluctuations in market interest rates may negatively affect the Company’s financial condition and results of operations. The Company is exposed to floating interest rate on floating rate bank borrowings and bank overdrafts. The Company has not used any derivative financial instruments to manage the interest rate exposure.

At March 31, 2025 and 2024, it is estimated that a general increase/decrease of 100 basis points in interest rates, with all other variables held constant, would have decreased/increased the Company’s profit after tax by US$96,278 and US$91,249 respectively.

The sensitivity analysis above indicates the instantaneous change in the Company’s profit after tax that would arise assuming that the change in interest rates had occurred at the end of the reporting period and had been applied to re-measure those financial instruments held by the Company which expose the Company to fair value interest rate risk at the end of the reporting period. In respect of the exposure to cash flow interest rate risk arising from floating rate non-derivative instruments held by the Company at the end of the reporting period, the impact on the group’s profit after tax is estimated as an annualized impact on interest expense or income of such a change in interest rates.

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

Typically, the Company ensures that it has sufficient cash on demand to meet expected operational expenses for a period of 90 days, including the servicing of financial obligations; this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters.

Labor price risk

Our business requires a substantial number of personnel. Any failure to retain stable and dedicated labor by us may lead to disruption to our business operations. Although we have not experienced any labor shortage to date, we have observed an overall tightening and increasingly competitive labor market. We have experienced, and expect to continue to experience, increases in labor costs due to increases in salary, social benefits and employee headcount. We compete with other companies in our industry and other labor-intensive industries for labor, and we may not be able to offer competitive remuneration and benefits compared to them. If we are unable to manage and control our labor costs, our business, financial condition and results of operations may be materially and adversely affected.

Recently Accounting Pronouncements

In May 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805): Identification of the Accounting Acquirer When the Legal Acquiree Is a Variable Interest Entity. The ASU revises the guidance in ASC 805 on identifying the accounting acquirer in a business combination in which the legal acquiree is a variable interest entity (VIE), with the objective of improving comparability between business combinations that involve VIEs and those that do not. ASU 2025-03 is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the standard to determine the impact of adoption on its consolidated financial statements and disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures: Disaggregation of Income Statement Expenses. The ASU requires companies to disaggregate operating expenses into specific categories such as employee compensation, depreciation, and intangible asset amortization, by relevant expense caption on the statement of operations. Additionally, in January 2025, the FASB issued ASU 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures, to clarify the effective date of ASU 2024-03. ASU 2025-01 is effective for fiscal years beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027, on a retrospective or prospective basis, with early adoption permitted. The Company is currently evaluating the standard to determine the impact of adoption on its consolidated financial statements and disclosures.

In November 2023, the FASB issued ASU 2023-07, which is an update to Topic 280, Segment Reporting. The amendments in this Update improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis for all public entities to enable investors to develop more decision-useful financial analyses. The amendments in this update: (1) require that a public entity disclose, on an annual and interim basis, significant segment expenses that are regularly provided to the chief operating decision maker (CODM) and included within each reported measure of segment profit or loss (collectively referred to as the “significant expense principle”), (2) Require that a public entity disclose, on an annual and interim basis, an amount for other segment items by reportable segment and a description of its composition. The other segment items category is the difference between segment revenue less the segment expenses disclosed under the significant expense principle and each reported measure of segment profit or loss, (3) Require that a public entity provide all annual disclosures about a reportable segment’s profit or loss and assets currently required by Topic 280 in interim periods, and (4) Clarify that if the CODM uses more than one measure of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources, a public entity may report one or more of those additional measures of segment profit. However, at least one of the reported segment profit or loss measures (or the single reported measure, if only one is disclosed) should be the measure that is most consistent with the measurement principles used in measuring the corresponding amounts in the public entity’s unaudited interim condensed consolidated financial statements. In other words, in addition to the measure that is most consistent with the measurement principles under generally accepted accounting principles (GAAP), a public entity is not precluded from reporting additional measures of a segment’s profit or loss that are used by the CODM in assessing segment performance and deciding how to allocate resources, (5) Require that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources, and (6) Require that a public entity that has a single reportable segment provide all the disclosures required by the amendments in this Update and all existing segment disclosures in Topic 280. The amendments in this Update also do not change how a public entity identifies its operating segments, aggregates those operating segments, or applies the quantitative thresholds to determine its reportable segments. The amendments in this Update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. A public entity should apply the amendments in this Update retrospectively to all prior periods presented in the financial statements. Upon transition, the segment expense categories and amounts disclosed in the prior periods should be based on the significant segment expense categories identified and disclosed in the period of adoption. We have evaluated the effect of this guidance and determined the impact to be insignificant.

In December 2023, the FASB issued ASU 2023-09, an update to Topic 740, Income Taxes. The amendments in this update related to rate reconciliation and income taxes paid disclosures enhance transparency in income tax disclosures by requiring (1) increased disclosure of pretax income (or loss) and income tax expense (or benefit) to align with SEC Regulation S-X, Rule 210.4-08(h), General Rules of Application—General Notes to Financial Statements: Income Tax Expense, and (2) removal of disclosures no longer considered cost beneficial or relevant. For public business entities, the amendments in this update are effective for annual periods beginning after December 15, 2024. For all other entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this update should be applied prospectively. Retrospective application is permitted.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements—Amendments to the Codification in Response to the SEC’s Disclosure Update and Simplification Initiative, which amends the disclosure or presentation requirements in Topic 230-10, Statement of Cash Flows—Overall, Topic 250-10, Accounting Changes and Error Corrections—Overall, Topic 260-10, Earnings Per Share—Overall, Topic 270-10, Interim Reporting—Overall, Topic 440-10, Commitments—Overall, Topic 470-10, Debt—Overall, Topic 505-10, Equity—Overall, Topic 815-10, Derivatives and Hedging—Overall, Topic 860-30, Transfers and Servicing—Secured Borrowing and Collateral, Topic 932-235, Extractive Activities—Oil and Gas—Notes to Financial Statements, Topic 946-20, Financial Services—Investment Companies—Investment Company Activities, and Topic 974-10, Real Estate—Real Estate Investment Trusts—Overall. These amendments represent changes designed to clarify or improve disclosures and presentations.